Please file this Prospectus Supplement with your records.

Empiric Funds, Inc.

Core Equity Fund
Supplement dated September 30, 2007 to the Prospectus dated January 26, 2007

Effective October 1, 2007, the Fund has a new distributor.  All references to Rafferty Capital Markets, Inc. should be replaced with Quasar Distributors, LLC.  The Prospectus is revised as follows:

Pages 23 and 31 – References to Distributor
The Fund’s underwriter and distributor is Quasar Distributors, LLC, a member of the Financial Industry Regulatory Authority, Inc. (formerly, NASD).  Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

Please file this Supplement to the Statement of Additional Information with your records.

Empiric Funds, Inc.

Core Equity Fund
Supplement dated September 30, 2007 to the Statement of Additional Information
dated January 26, 2007

Effective October 1, 2007, the Fund has a new distributor.  All references to Rafferty Capital Markets, Inc. should be replaced with Quasar Distributors, LLC.  The Statement of Additional Information (“SAI”) is revised as follows:

The following disclosure is hereby added to the cover page of the SAI:

QUASAR DISTRIBUTORS, LLC
Distributor

Pages 25 and 33 – References to Distributor
The Fund’s underwriter and distributor is Quasar Distributors, LLC, a member of the Financial Industry Regulatory Authority, Inc. (formerly, NASD).  Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.